S-K 1604(c) De-SPAC Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value (in Dollars) | $
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars) | $
Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value (in Dollars) | $
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars) | $
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value (in Dollars) | $
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars) | $
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value (in Dollars) | $
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars) | $
Public Units [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
Public Units [Member] | Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
Class A Shares [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Class A Shares [Member] | Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Class A Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Class A Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Founder Shares [Member] | Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Contribution of Founder Shares [Member] | No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Contribution of Founder Shares [Member] | Redemptions [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Contribution of Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
Contribution of Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted